Accounts Receivable, Unbilled Revenue (Contract Assets) and Unearned Revenue Or Payments On Account (Contract Liabilities) (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities

Accounts receivable and unbilled revenue are as follows:

	December 31, 2019	December 31, 2018
	(in thousands)
Billed services (accounts receivable)	$535,088	$423,680
Unbilled services (unbilled revenue)	422,769	362,926
Accounts receivable and unbilled revenue	957,857	786,606
Allowance for doubtful accounts (note 18)	(7,380)	(8,889)
Accounts receivable and unbilled revenue, net	$950,477	$777,717

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2019	December 31, 2018	$ Change	% Change

Unbilled services (unbilled revenue)	$422,769	$362,926	$59,843	16.5%
Unearned revenue (payments on account)	(366,988)	(274,468)	(92,520)	33.7%
Net balance	$55,781	$88,458	$(32,677)	36.9%